Vessels	12 Months Ended
Dec. 31, 2012
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	$1,355,644	$(194,794)	$1,160,850

- Deconsolidation of Diana Containerships Inc. (Note 3)	(93,531)	1,599	(91,932)
- Acquisition and other vessel costs	30,124	-	30,124
- Depreciation for the year	-	(52,323)	(52,323)
Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	152,314	-	152,314
- Acquisition, improvements and other vessel costs	70,819	-	70,819
- Depreciation for the year	-	(58,714)	(58,714)
Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

In February 2012 and May 2012, Lae and Namu took delivery of the Newcastlemax dry bulk carriers “Los Angeles” and “Philadelphia”, respectively, constructed by the China Shipbuilding Trading Company, Limited and Shanghai Jiangnan-Changxing Shipbuilding Co., Ltd for an aggregate cost of $116,000. Expenses capitalized during the construction period for both vessels amounted to $3,939.

In November 2011, Jemo entered into a memorandum of agreement to purchase from an unaffiliated third party, a Panamax dry bulk carrier, for the purchase price of $32,250. The vessel was renamed “Leto” and was delivered to the Company by the sellers on January 16, 2012. Pre-delivery expenses amounted to $125.

In March 2012, Mandaringina entered into a memorandum of agreement to purchase from an unaffiliated third party, a Panamax dry bulk carrier, for the purchase price of $20,650. The vessel, was renamed “Melia” and was delivered to the Company by the sellers on May 1, 2012. Pre-delivery expenses amounted to $112.

In July 2012, Guam entered into a memorandum of agreement to purchase from an unaffiliated third party, a Post-Panamax dry bulk carrier, for the purchase price of $25,000. The vessel, was renamed “Amphitrite” and was delivered to the Company by the sellers on August 14, 2012. Pre-delivery expenses amounted to $96.

In October 2012, Palau entered into a memorandum of agreement to purchase from an unaffiliated third party, a Post-Panamax dry bulk carrier, for the purchase price of $24,600. The vessel, was renamed “Polymnia” and was delivered to the Company by the sellers on November 20, 2012. Pre-delivery expenses amounted to $119.

As of December 31, 2012, part of the Company's fleet, having an aggregate carrying value of $894,019 has been provided as collateral to secure the loan facilities discussed in Note 9.